Income Taxes - Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Income (loss) before provision for (benefit from) income taxes	$ 284,767	$ 304,048	$ (976,925)
United Kingdom
Income Tax Contingency [Line Items]
United Kingdom	35,401	195,629	(408,595)
United States
Income Tax Contingency [Line Items]
Foreign	(301,307)	(363,507)	(1,173,601)
Italy
Income Tax Contingency [Line Items]
Foreign	507,491	535,643	479,851
Other
Income Tax Contingency [Line Items]
Foreign	$ 43,182	$ (63,717)	$ 125,420